Earning per share - Summary of Earning Per Share (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨) ₨ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 INR (₨) ₨ / shares shares	Mar. 31, 2024 INR (₨) ₨ / shares shares
Earning per share [line items]
Earnings attributable to equity holders of the parent	₨ 9,841	$ 105	₨ 3,814	₨ 3,404
Earnings attributable to equity holders of Class A and C for basic and diluted earnings	₨ 10,037	$ 107	₨ 3,959	₨ 3,634
Equity shares, Basic (in INR) | (per share)	₨ 27.6	$ 0.29	₨ 10.92	₨ 9.94
Equity shares, Diluted (in INR) | (per share)	₨ 27.24	$ 0.29	₨ 10.81	₨ 9.92
Weighted average number of equity shares in calculating basic EPS
Weighted average number of equity shares in calculating basic EPS	363,672,020	363,672,020	362,670,142	365,506,172
Computation of Weighted average number of equity shares in calculating diluted EPS
Impact of share options (dilutive)	4,849,558	4,849,558	3,455,768	875,605
Weighted average number of equity shares in calculating diluted EPS	368,521,578	368,521,578	366,125,910	366,381,777
Class B Share
Earning per share [line items]
Add: Loss attributable to one class share	₨ 94	$ 1	₨ 70	₨ 117
Class D Share
Earning per share [line items]
Add: Loss attributable to one class share	₨ 102	$ 1	₨ 75	₨ 113
Class A Shares
Earning per share [line items]
Equity shares, Basic (in INR) | (per share)	₨ 27.6	$ 0.29	₨ 10.92	₨ 9.94
Equity shares, Diluted (in INR) | (per share)	₨ 27.24	$ 0.29	₨ 10.81	₨ 9.92
Weighted average number of equity shares in calculating basic EPS
Weighted average number of equity shares in calculating basic EPS	245,308,254	245,308,254	244,306,376	247,142,406
Class C Shares
Earning per share [line items]
Equity shares, Basic (in INR) | (per share)	₨ 27.6	$ 0.29	₨ 10.92	₨ 9.94
Equity shares, Diluted (in INR) | (per share)	₨ 27.24	$ 0.29	₨ 10.81	₨ 9.92
Weighted average number of equity shares in calculating basic EPS
Weighted average number of equity shares in calculating basic EPS	118,363,766	118,363,766	118,363,766	118,363,766